Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal income tax effective rate	34.00%
Net operating loss tax carry-forward	$ 1,400,000
Operating loss carryforward expiration	2026
Capital loss carryforward expiration	2014
Liability for uncertain tax position	0
Unrecognized tax benefits	$ 0